Trade Accounts Receivable - Schedule of Trade Accounts Receivables by Aging Category (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Aging list:
Trade accounts receivables	R$ 16,987	R$ 14,852	R$ 10,225
Current [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	13,127	11,975	8,844
Due up to 30 days [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	603	1,651	747
Due from 30 to 60 days [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	100	272	161
Due from 60 to 90 days [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	1,893	365	324
Overdue over 90 days [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	R$ 1,264	R$ 589	R$ 149